Summary of Significant Accounting Policies (Details) - Schedule of revenue by timing of transfer of goods or services	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule Of Revenue By Timing Of Transfer Of Goods Or Services Abstract
Goods and services transferred at a point in time	¥ 434,311,150	$ 64,712,452	¥ 499,418,486
Goods and services transferred overtime			16,826,680
Total revenues	¥ 434,311,150	$ 64,712,452	¥ 516,245,166